Financial instruments - Fair value and risk management - Summary of derivative financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	€ 2,226.3	€ 109.8	€ 352.8
Derivative financial liabilities	(150.1)	(227.2)	(182.1)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(150.1)	(227.2)	(182.1)
Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,226.3	109.8	325.9
Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			26.9
Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,133.9	94.4	349.5
Derivative financial liabilities	(142.3)	(224.7)	(178.8)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(142.3)	(224.7)	(178.8)
Less than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,133.9	94.4	322.6
Less than one year | Where hedge accounting is no longer applied
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets			26.9
More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	92.4	15.4	3.3
Derivative financial liabilities	(7.8)	(2.5)	(3.3)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	(7.8)	(2.5)	(3.3)
More than one year | Designated as continuing cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	92.4	15.4	3.3
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	128.2	90.2	147.2
Derivative financial liabilities	(79.6)	(2.7)	(3.3)
Net derivative financial assets (liabilities)	48.6	87.5	143.9
Foreign currency risk | Cash Flow Hedges | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,243.1	373.8	518.1
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,580.8	5,066.7	4,125.4
Foreign currency risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	35.8	84.4	144.0
Derivative financial liabilities	(71.8)	(0.2)
Net derivative financial assets (liabilities)	(36.0)	84.2	144.0
Foreign currency risk | Cash Flow Hedges | Less than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	553.8	373.8	494.0
Foreign currency risk | Cash Flow Hedges | Less than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,541.9	3,925.5	3,701.7
Foreign currency risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	92.4	5.8	3.2
Derivative financial liabilities	(7.8)	(2.5)	(3.3)
Net derivative financial assets (liabilities)	84.6	3.3	(0.1)
Foreign currency risk | Cash Flow Hedges | More than one year | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,689.3		24.1
Foreign currency risk | Cash Flow Hedges | More than one year | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,038.9	1,141.2	423.7
Commodity price risk | Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,098.1	19.6	205.6
Derivative financial liabilities	(70.5)	(224.5)	(178.8)
Net derivative financial assets (liabilities)	2,027.6	(204.9)	26.8
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,381.8	3,900.9	3,716.0
Commodity price risk | Cash Flow Hedges | Less than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	2,098.1	10.0	205.5
Derivative financial liabilities	(70.5)	(224.5)	(178.0)
Net derivative financial assets (liabilities)	2,027.6	(214.5)	27.5
Commodity price risk | Cash Flow Hedges | Less than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 3,381.8	3,424.5	3,713.8
Commodity price risk | Cash Flow Hedges | More than one year
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets		9.6	0.1
Derivative financial liabilities			(0.8)
Net derivative financial assets (liabilities)		9.6	(0.7)
Commodity price risk | Cash Flow Hedges | More than one year | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Notional amount		€ 476.4	€ 2.2